Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses

19.        Other Operating Expenses

Other operating expenses that are significant are as follows:

Years Ended December 31,	2011	2010	2009
Advertising	$ 150,735	$ 61,816	$ 41,787
Audit & exam fees	120,498	84,500	60,500
Branch security costs	110,216	57,940	44,020
Business development	202,878	138,360	116,819
Consulting fees	120,741	-	-
Director fees	244,016	220,533	137,698
Internet banking	267,503	64,033	45,275
Janitorial	156,930	83,425	74,447
Organizational & legal expenses	342,400	79,305	68,491
Other real estate owned expense	293,450	72,153	-
Pointer Ridge other operating	562,223	413,484	405,868
Stationery & supplies	213,136	76,145	64,037
Telephone	464,786	60,683	57,513
Travel & Accommodations	77,767	52,768	41,859
Other	1,811,875	710,655	706,507
Total	$ 5,139,154	$ 2,175,800	$ 1,864,821